Fee and commission income - Schedule of Fees and Commission Income from Contracts with Customers Broken Down by Main Types of Services According to the Scope of IFRS 15 (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Total fee and commission income	$ 45,483	$ 33,565	$ 20,680
Fees and commissions expenses	(1,082)	(1,046)	(889)
Total	44,401	32,519	19,791
Structured services
Statement [Line Items]
Total fee and commission income	10,220	7,427	4,925
Letters of credit and guarantees
Statement [Line Items]
Total fee and commission income	26,542	21,463	14,573
Credit commitments
Statement [Line Items]
Total fee and commission income	7,710	4,675	1,185
Other fees and commissions income
Statement [Line Items]
Total fee and commission income	$ 1,011	$ 0	$ (3)